LEGAL PROCEEDINGS AND CONTINGENCIES (Details) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 12, 2018 USD ($)	Mar. 31, 2017 cases	Dec. 31, 2021 cases
NAM
Disclosure of legal proceedings and other contingencies [Line Items]
Proportion of ownership interest in joint venture			50.00%
NAM | ExxonMobil
Disclosure of legal proceedings and other contingencies [Line Items]
Proportion of ownership interest in joint venture			50.00%
Pesticide Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending			37
Claims made, but not yet filed			7
Louisiana coast litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending			14
Number of cases filed against oil and gas companies			43
Number of oil and gas companies			200
NAM (Groningen gas field) Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of claims received (more than)			100,000
Number of claims pending for emotional damages and loss of living enjoyment			5,000
Nigerian litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending		2
Losses on litigation settlements in fraudulent and corrupt scheme | $	$ 1,092
USA | Climate Change Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending			21
The Netherlands | Climate Change Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Percentage reduction of emissions by 2030			45.00%